Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net loss	$ (6,605,690)	$ (4,834,534)
Denominator:
Weighted-average shares outstanding	25,483,700	19,454,853
Basic and diluted net loss per share	$ (0.26)	$ (0.25)
Class B [Member]
Numerator:
Allocation of net loss	$ (1,651,422)	$ (1,536,326)
Denominator:
Weighted-average shares outstanding	6,370,925	6,182,395
Basic and diluted net loss per share	$ (0.26)	$ (0.25)